PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

In thousands of dollars	Land and Buildings	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL

Cost	225,252	66,630	8,170	1,108	90,708	391,868
Depreciation	(27,446)	(25,001)	(3,566)	(659)	—	(56,672)
Impairment	(15,843)	(5,537)	(89)	(162)	(709)	(22,340)
Net book value at June 30, 2022	181,963	36,092	4,515	287	89,999	312,856

Cost	207,378	52,822	8,598	1,146	55,128	325,072
Depreciation	(22,013)	(20,728)	(3,183)	(595)	—	(46,519)
Impairment	(3,543)	(2,733)	(210)	(219)	(241)	(6,946)
Net book value at December 31, 2021	181,822	29,361	5,205	332	54,887	271,607

Cost	114,999	31,848	6,984	738	6,310	160,879
Depreciation	(7,912)	(12,636)	(1,713)	(272)	—	(22,533)
Impairment	—	(29)	—	—	—	(29)
Net book value at December 31, 2020	107,087	19,183	5,271	466	6,310	138,317
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.